SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2019
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

14.   SHARE-BASED COMPENSATION

Share-based compensation was recognized in operating expenses for the years ended December 31, 2017, 2018 and 2019 as follows:

	Year ended December 31,
	2017	2018	2019
	(HK$ in thousands)
Research and development expenses	8,854	9,223	12,055
General and administrative expenses	754	1,113	3,374
Selling and marketing expenses	161	104	538
Total share-based compensation expenses	9,769	10,440	15,967

Share Options

In October 2014, the Board of Directors of the Group approved the establishment of 2014 Share Incentive Plan, the purpose of which is to provide an incentive for employees contributing to the Group. The 2014 Share Incentive Plan shall be valid and effective until October 30, 2024. The maximum number of shares that may be issued pursuant to all awards (including incentive share options) under 2014 Share Incentive Plan shall be 135,032,132 shares. Option awards are granted with an exercise price determined by the Board of Directors. Those option awards generally vest over a period of four or five years and expire in ten years.

In October 2019, the Company adopted its 2019 Share Incentive Plan, pursuant to which the maximum number of shares of the Company available for issuance shall be a number of up to 2% of the total number of shares issued and outstanding on September 29, 2019 as determined by the Board, plus an annual increase on each September 30 during the term of this 2019 Share Incentive Plan commencing on September 30, 2020, by an amount determined by the Board; provided, however, that (i) the number of shares increased in each year shall not be more than 2% of the total number of shares issued and outstanding on September 29 of the same year and (ii) the aggregate number of shares initially reserved and subsequently increased during the term of this 2019 Share Incentive Plan shall not be more than 8% of the total number of shares issued and outstanding on September 29, 2019 immediately preceding the most recent increase.

On December 30, 2019, the Company modified the exercise price of 8,113,145 stock options granted under 2014 Share Incentive Plan to US$0.60. The incremental compensation expenses of HK$3 million (US$0.4 million) was equal to the excess of the fair value of the modified award immediately after the modification over the fair value of the original award immediately before the modification.

For the years ended December 31, 2017, 2018 and 2019, the Group granted 217,455,  9,625,690 and 9,791,200 stock options to employees pursuant to the 2014 Share Incentive Plan and 2019 Share Incentive Plan.

A summary of the stock option activity under the 2014 and 2019 Share Incentive Plan for the years ended December 31, 2017, 2018 and 2019 is included in the table below.

	Options granted	Weighted average
	share Number	exercise price (US$)
Outstanding at January 1, 2017	111,407,320	0.0168
Granted	217,455	0.9188
Outstanding at December 31, 2017	111,624,775	0.0186
Granted	9,625,690	1.1065
Cancelled/forfeited	(42,627)	0.2000
Outstanding at December 31, 2018	121,207,838	0.1049
Exercised	(106,295,232)	0.0126
Granted	9,791,200	0.6500
Cancelled/forfeited	(985,180)	0.8402
Outstanding at December 31, 2019	23,718,626	0.5161

The following table summarizes information regarding the share options outstanding as of December 31, 2019 and exercise prices and aggregate instrinsic value have been adjusted according to the modification of exercise price in December 2019:

	As of December 31, 2019
		Weighted-	Weighted-average
		average	remaining exercise
	Options	exercise price	contractual life	Aggregate
	number	per option	(years)	intrinsic value
		US$		US$ in thousand
Options
Outstanding	23,718,626	0.5161	4.84	18,356
Exercisable	2,802,821	0.4061	4.84	2,459
Expected to vest	20,915,805	0.5307	4.84	15,897

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the fair value of the underlying stock at December 31, 2019.

The weighted average grant date fair value of options granted for the years ended December 31, 2017, 2018 and 2019 were US$0.0998, US$0.6010 and US$0.7345 per option, respectively.

Options exercised for the years ended December 31, 2017, 2018 and 2019 were nil,  nil and 106,295,232, respectively. The total intrinsic value of options exercised during year ended December 31, 2019 was approximately HK$1,094 million (US$140 million).

The fair value of each option granted during 2017, 2018 and 2019 was estimated on the date of each grant using the binomial option pricing model with the assumptions (or ranges thereof) in the following table:

	2017	2018	2019
Exercise price (US$)	0.8-1.03	0.3-1.2	0.65
Fair value of the ordinary shares on the date of option grant (US$)	0.4220	1.2820	1.2460
Risk-free interest rate	1.30%	2.33%	1.67%
Expected term (in years)	7.3	5.98	5.00
Expected dividend yield	0%	0%	0%
Expected volatility	46%	44%	45%
Expected forfeiture rate (post-vesting)	15%	15%	15%

Risk-free interest rate is estimated based on the yield curve of US Sovereign Bond as of the option valuation date. The expected volatility at the grant date and each option valuation date is estimated based on annualized standard deviation of daily stock price return of comparable companies with a time horizon close to the expected expiry of the term of the options. The Company has never declared or paid any cash dividends on its capital stock, and the Group does not anticipate any dividend payments in the foreseeable future. Expected term is the contract life of the options.

As of December 31, 2019, there was HK$100,437 thousand (US$12,894 thousand) of unrecognized compensation expenses related to the options, adjusted for estimated forfeitures, which is expected to be recognized over a weighted-average period of 4.44 years, respectively, and may be adjusted for future changes in estimated forfeitures.